Gain on Sale of Product Lines	3 Months Ended
Sep. 30, 2013
Gain on Sale of Product Lines [Abstract]
Gain on Sale of Product Lines
6.	Gain on Sale of Product Line

In June 2010, the Company and Asahi entered into an amendment (the "Amendment") of their Distribution and License Agreement.  Under the terms of the Amendment, Asahi obtained exclusive rights to distribute the CryoSeal System in South Korea, North Korea, Taiwan, the People’s Republic of China, the Philippines, Thailand, Singapore, India and Malaysia. These rights included the exclusive right to market, distribute and sell the processing disposables and Thrombin Reagent for production of thrombin in a stand-alone product.

In connection with the above-described Amendment, the Company and Asahi also entered into an Option Agreement ("Option Agreement") and on June 30, 2012, Asahi exercised the option to purchase certain intangible assets related to this product line, including all associated patents and engineering files for $2,000,000.  In connection with the notice of exercise, the Amendment automatically terminated.  Payment of the $2,000,000 was based upon completion of certain provisions of the Option Agreement.  As such, the Company recognized the gain on sale upon completion of those provisions which occurred in July 2012.  The $2,000,000 payment was received in August 2012.